SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions for Stock Options) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Forfeiture rate	10.00%	10.00%
Suboptimal exercise multiple		1.41
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	37.11%	27.72%
Risk-free interest	2.50%	0.61%
Contractual term	5 years	5 years
Suboptimal exercise multiple	1.32
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	43.98%	46.02%
Risk-free interest	2.86%	1.59%
Contractual term	7 years	7 years
Suboptimal exercise multiple	1.33